Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common Stock
10. Common Stock
As of December 31, 2023 the Company’s Second Amended and Restated Certificate of Incorporation authorized the Company to issue 225,000,000 shares of common stock, $0.0001 par value per share, respectively. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. Each share of common stock entitles the holder to one vote, together with the holders of the Preferred Stock, on all matters submitted to the stockholders for a vote. On May 20, 2022, December 8, 2022 and November 16, 2023, the Company amended and restated the Certificate of Incorporation to increase the authorized common stock by 5,000,000, 6,900,000 and 83,100,000 respectively to 225,000,000.
Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors, if any, subject to the preferential dividend rights of the Preferred Stock. No dividends have been declared or paid during the years ended December 31, 2023 and 2022.

The Company has reserved the following shares of common stock for future issuance:

	As of December 31,
	2023	2022
Shares reserved upon the conversion of authorized Series A preferred stock	47,628,788	47,628,788
Shares reserved upon the conversion of authorized Series A1 preferred stock	6,500,000	6,500,000
Shares reserved upon the conversion of authorized Series B preferred stock	54,689,627	54,689,627
Shares reserved for future issuance under the 2017 Stock Incentive Plan	1,167,685	1,669,058
Shares reserved upon the conversion of the convertible notes	29,853,711	—
Shares reserved for stock option exercises	23,165,393	22,997,639
Shares reserved for warrants	377,899	166,371

	163,383,103	133,651,483